Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash	$ 192,000	$ 173,000	$ 145,000
Accounts receivable	280,000	641,000
Inventories, net	658,000	1,768,000
Other receivables	38,000	123,000
Prepaid expenses and other current assets	129,000	243,000	5,000
Total Current Assets	1,297,000	2,948,000	150,000
Equipment, net	153,000	163,000	3,000
Goodwill	817,000	817,000	510,000
Intangibles, net	570,000	749,000	347,000
Other assets	19,000	18,000	11,000
Total Assets	2,856,000	4,695,000	1,021,000
Current Liabilities:
Accounts payable	306,000	248,000	127,000
Accrued expenses and other current liabilities	917,000	950,000	693,000
Deferred revenue	230,000	1,847,000	2,571,000
Notes and loans payable, net of discounts	439,000	359,000	676,000
Short-term convertible debt and accrued interest, net of discounts and premiums	4,062,000	2,128,000	1,527,000
Embedded conversion option liability	7,150,000	7,786,000	2,152,000
Tax contingency	143,000	201,000	480,000
Contingent earn-out liability	9,000	123,000
Total Current Liabilities	13,256,000	13,642,000	8,226,000
Long Term liabilities:
Loan payable	20,000	31,000
Contingent earn-out liability	184,000	184,000
Mandatorily redeemable preferred stock	2,746,000	2,680,000	1,241,000
Total Liabilities	16,206,000	16,537,000	9,467,000
Stockholders' Deficit:
Convertible preferred stock
Common stock	169,000	88,000	1,695,000
Additional paid-in capital	136,477,000	132,231,000	122,616,000
Accumulated deficit	(149,996,000)	(144,161,000)	(132,757,000)
Total Stockholders' Deficit	(13,350,000)	(11,842,000)	(8,446,000)
Total Liabilities and Stockholders' Deficit	$ 2,856,000	$ 4,695,000	$ 1,021,000